Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
8. Income Taxes
The effective tax rate for the three months ended March 31, 2022 and 2021 was (4.29%) and (9.96%), respectively. The difference between the Company’s effective tax rates for the 2022 and 2021 periods and the U.S. statutory tax rate of 21% related primarily to U.S. taxes on foreign earnings, foreign tax rate differentials, and valuation allowance.
The Company evaluates its tax positions on a quarterly basis. There were no material changes to the Company’s uncertain tax positions, interest, or penalties during the three months ended March 31, 2022 and 2021.

10. Income Taxes
Income/(Loss) before income taxes for the periods indicated is compromised of the following (In thousands):

	Year Ended December 31,
	2021	2020	2019

U.S.	$(104,838)	$(101,146)	(119,221)
Foreign	25,803	25,278	21,447

Loss before income taxes	$(79,035)	$(75,868)	(97,774)

The provision for/(benefit from) income taxes for the years ended is summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019

Current:
Federal	$—	$(6)	(67)
State	692	850	711
Foreign	6,853	5,086	5,792

Current tax expense/(benefit)	$7,545	$5,930	6,436
Deferred:
Federal	963	237	(2,128)
State	(1,483)	1,513	(9,604)
Foreign	19	185	(717)

Deferred tax expense/(benefit)	(501)	1,935	(12,449)

Provision for/(benefit from) income taxes	$7,044	$7,865	(6,013)

A reconciliation between the Company’s statutory tax rate and its effective tax rate is summarized as follows:

	Year Ended December 31,
	2021	2020	2019

U.S. federal statutory rate	21.0%	21.0%	21.0%
Increase (reduction) resulting from:
U.S. state income taxes, net of federal benefits	1.2	(3.0)	9.2
Non-deductible/non-taxable items	2.9	(0.3)	(1.5)
Uncertain tax positions	(0.2)	(0.1)	—
Tax on unremitted earnings	(0.9)	0.1	(1.1)
Foreign tax rate differential	(1.1)	(0.7)	(0.5)
Change in valuation allowance	(31.4)	(18.3)	(16.1)
Foreign tax expense	(0.1)	0.6	0.3
Global intangible low-taxed income (GILTI)	(2.8)	(6.5)	(4.5)
Divestiture of Kapow	—	(4.2)	—
Return to provision	2.5	1.0	(0.6)

Effective tax rate	(8.9)%	(10.4)%	6.2%

The CARES Act, enacted March 27, 2020, provides various forms of relief to companies impacted by the global
COVID-19
pandemic. As part of the relief available under the Act, we deferred remittance of our 2020 Federal Insurance Contributions Act (“FICA”) taxes as allowed by the legislation. The Company was able to defer $8.0 million of the employer portion of FICA taxes for payroll paid between March 27, 2020 and December 31, 2020. The Company paid 50% of the FICA deferral before December 31, 2021 and will pay the remaining 50% on or before December 31, 2022.

Significant components of the Company’s deferred tax assets and liabilities are summarized as follows (in thousands):

	As of December 31,
	2021	2020

Deferred tax assets:
Allowance for doubtful accounts	$1,234	$805
Accrued expenses and other	1,549	995
Right of use asset	11,036	14,391
Basis difference in fixed assets	834	—
Stock-based compensation	20,546	14,489
Foreign tax and other credit carryforward	9,120	9,120
Net operating loss carryforwards	120,545	123,716
Capitalized software	24,115	18,765
Other	4,433	3,256

Deferred tax assets	$193,412	$185,537
Less: valuation allowance	(108,122)	(81,461)

Net deferred tax assets	85,290	104,076

Deferred tax liabilities:
Accrued expenses	(7,586)	(6,730)
Right of use liability	(7,150)	(9,535)
Fixed assets	(751)	(784)
Intangible assets	(84,095)	(101,941)

Total deferred tax liabilities	(99,582)	(118,990)

Net deferred tax assets (liabilities)	$(14,292)	$(14,914)

In assessing the Company’s ability to realize the future benefit associated with its deferred tax assets, management considers whether it is more likely than not that some portion of or all the deferred tax assets may not be realized. The ultimate realization is dependent on the generation of taxable income within the periods that those temporary differences become deductible. Management believes certain net operating loss carry forwards and other credit carry forwards may not be realizable before they expire. Accordingly, the Company has recorded a valuation allowance on such deferred tax assets in the amount of $108.1 million and $81.5 million as of December 31, 2021 and 2020, respectively.
The change in the Company’s valuation allowance is as follows (in thousands):

	As of December 31,
	2021	2020	2019
Valuation allowance, beginning of year	$81,461	$72,783	$44,752
Increase	26,661	8,678	28,031

Valuation allowance, end of year	$108,122	$81,461	$72,783

The Company had approximately $454.3 million and $449.4 million of federal net operating loss carryforwards for federal income tax return purposes as of December 31, 2021 and 2020, respectively. The tax effected amounts of these carryforwards are $95.4 million and $94.4 million as of December 31, 2021 and 2020, respectively. The tax effected state net operating carryforwards are $22.9 million and $26.6 million as of December 31, 2021 and 2020, respectively. Additionally, the tax effected foreign net operating loss carryforwards are $2.2 million and $2.7 million as of December 31, 2021 and 2020, respectively. $142.9 million of the federal net operating loss carryforward was generated after December 31, 2017 and does not expire; the remaining portion of these net operating loss carryforwards will expire, if unused, in varying amounts beginning in
2034
. The Company’s state and foreign net operating losses will expire between
2023
and
2040
if unused.

The realization of the benefits of the net operating loss carryforwards is dependent on sufficient taxable income in future years. Among other things, the lack of future earnings, or a change in ownership of the Company, could adversely affect the Company’s timing and ability to utilize the net operating loss carryforward to reduce future current tax expense. The Company believes that it is more likely than not that the benefit from certain federal and state net operating loss carryforwards will not be realized. In recognition of this assessment, the Company provided a valuation allowance of $96.0 million as of December 31, 2021 on the deferred tax assets relating to the federal and state net operating loss carryforwards. The total valuation allowance relating to these net operating loss carryforwards and other deferred tax assets was $108.1 million as of December 31, 2021.
The Company records tax liabilities for uncertainties relate to federal, state, and international tax positions. The estimated values of the Company’s gross uncertain tax positions are as follows (in thousands):

	As of December 31,
	2021	2020	2019

Unrecognized tax benefits, beginning of year	$865	$853	$833
Reductions for tax positions for prior years	116	56	100
Lapse of statute of limitations	(39)	(44)	(80)

Unrecognized tax benefits, end of year	$942	$865	$853

The Company does not believe it is reasonably possible that the composition of its unrecognized tax benefits would materially change in the next 12 months.
The Company’s practice is to recognize interest and penalties related to uncertain tax positions in income tax expense. The amount of interest and penalties included in income tax expense was $0.1 million, $0.1 million, and $0.1 million for the years ended December 31, 2021, 2020, and 2019 respectively. The Company had approximately $1.2 million and $1.1 million for the payment of interest and penalties accrued for the years ended December 31, 2021 and 2020, respectively.
The Company operates under a tax holiday in India, which is effective through March 31, 2029. The tax holidays are conditional upon our meeting certain employment and investment thresholds. The impact of these tax holidays decreased foreign taxes by $2.0 million, $0.2 million, $1.3 million for the years ended December 31, 2021, 2020, and 2019 respectively.
The Company is subject to U.S. federal income tax, foreign income tax, and state and local income tax in multiple jurisdictions. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal, foreign, state, or local tax authorities for years before 2011. While the federal statute of limitations generally is three years, the IRS can re-determine
items in tax years normally barred by the statute of limitations if a net operating
loss utilized in an open year was carried over from a closed year.